Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended		14 Months Ended	20 Months Ended	24 Months Ended	26 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 18, 2025	Apr. 26, 2021	Dec. 31, 2015	Jun. 30, 2021	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2017	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2018	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2019	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
PSF GLOBAL PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				$ 10,000.00						$ 10,444.36			$ 13,038.36			$ 12,085.08			$ 15,757.69			$ 18,252.95	$ 21,579.95	$ 17,523.74	$ 20,957.09	$ 24,132.17	$ 29,449.30
PSF GLOBAL PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			$ 10,000.02		$ 10,235.29			$ 10,675.72			$ 8,418.99	$ 8,646.73		$ 9,604.76	$ 10,314.35		$ 11,573.52	$ 11,848.32		$ 13,037.86	$ 14,423.15
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.01						10,727.60			12,054.13			11,756.88			13,930.80			15,523.52	17,599.83	15,013.32	17,333.64	19,591.85	21,974.28
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			10,000.01		10,193.20			10,775.52			9,175.52	9,170.07		10,002.73	10,560.55		11,341.50	11,904.77		12,478.92	13,319.74
PSF PGIM BALLAST PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value	$ 10,250.00	$ 10,000.00				$ 10,870.00	$ 11,000.00
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.01						10,851.79			12,476.01			11,954.08			14,329.87			15,703.57	18,430.08	15,720.27	18,538.64	21,415.47	24,233.85
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			9,999.99		10,176.76			10,817.57			9,226.60	9,204.51		10,164.49	10,829.84		11,878.21	12,479.73		13,071.43	14,085.43
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.00						11,624.32			12,531.46			12,373.54			14,394.22			15,417.04	16,639.42	14,768.42	16,514.69	17,936.65	19,533.23
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			10,000.00		10,202.81			10,390.01			9,001.56	9,204.37		9,594.38	10,265.21		10,561.62	11,107.64		11,638.06	12,074.88
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.00						10,377.50			13,052.95			12,419.56			16,007.10			20,648.60	24,851.79	18,614.14	24,666.84	31,157.84	36,929.32
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				9,999.99						10,334.84			12,947.73			12,270.40			15,750.87			20,238.43	24,261.76	18,099.93	23,888.86	30,053.23	35,476.87
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			9,999.99		10,404.60			11,160.24			8,202.64	8,338.26		9,982.90	11,022.33		13,031.67	13,887.61		14,832.45	16,418.95
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				9,999.99						9,909.96			13,546.32			13,440.92			17,922.69			27,995.15	32,476.92	20,265.68	31,108.89	40,713.63	46,521.70
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.02						9,871.03			13,437.46			13,279.05			17,637.51			27,438.39	31,706.33	19,705.86	30,129.05	39,273.67	44,695.72
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			10,000.05		10,551.22			11,101.64			7,127.64	6,910.33		9,461.66	10,581.30		12,803.28	13,813.14		14,794.42	15,744.12
PSF PGIM JENNISON VALUE PORTFOLIO - Class I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				9,999.99						11,139.44			13,031.66			11,744.13			14,804.59			15,335.24	19,596.86	18,050.17	20,793.89	25,154.24	29,399.40
PSF PGIM JENNISON VALUE PORTFOLIO - Class II
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.00						11,095.49			12,926.83			11,603.97			14,572.14			15,031.01	19,131.87	17,552.71	20,140.56	24,266.23	28,247.21
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			10,000.01		10,257.20			11,119.96			9,623.58	10,217.45		10,834.71	11,741.89		13,060.57	14,166.49		14,884.28	16,516.27
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value	10,230.00	10,000.00				10,680.00	10,920.00
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value	10,160.00	10,000.00				10,480.00	10,680.00
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.00						10,558.90			11,298.36			11,281.17			12,510.74			13,568.35	13,465.17	11,470.33	12,304.38	12,674.12	13,662.94
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			10,000.00		10,162.87			10,188.93			8,899.03	8,651.47		8,879.48	9,263.85		9,296.42	9,511.40		9,902.28	10,228.02
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				9,999.99						12,650.33			14,294.72			13,047.50			15,972.52			17,728.27	22,397.91	18,730.50	21,677.79	23,489.22	24,825.52
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			9,999.99		10,195.73			10,434.77			8,430.62	8,704.31		9,204.91	10,048.49		9,949.76	10,860.89		10,346.43	11,449.84
PSF STOCK INDEX PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value				10,000.02						11,183.00			13,583.35			12,956.57			16,982.62			20,052.49	25,723.27	21,006.39	26,450.71	32,970.17	38,759.91
PSF STOCK INDEX PORTFOLIO - CLASS III
Account Value [Line Items]
Line Graph and Table Measure Name									Portfolio
Accumulated Value			10,000.00		10,298.26			11,466.80			9,154.23	9,341.16		10,889.68	11,732.37		13,489.27	14,587.33		15,452.50	17,106.22
MSCI World Index (GD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Index (GD)
Accumulated Value			10,000	10,000	10,304.501229685904			11,124.88622385196		10,815.314653140384	8,868.007777573606	9,152.144474622391	13,310.65980668196	10,564.546362369672	11,386.669334391932	12,218.565145406976	12,757.075826454507	13,572.2734807658	15,688.8866179069	14,895.617691179197	16,503.802550090608	18,276.96238147058	22,361.40128831728	18,396.122991973032	22,887.59428189033	27,280.73326696069	33,173.206824756926
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Accumulated Value			10,000	10,000	10,103.150312713022			10,109.589158704846		10,264.724213147916	9,063.319611432215	8,794.304626090328	10,628.285031671092	8,978.326844408371	9,280.523349404819	10,629.496727946509	9,214.546640863031	9,396.551354089495	11,556.040303296764	9,774.425762262124	10,082.588931200917	12,423.4964163168	12,231.951802214739	10,640.542224973276	11,228.835566626653	11,369.221979835944	12,199.283265809127
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,304.922164585229	10,812.452350835594	11,099.524054423931	11,507.851097917754		11,195.992212175903	9,210.973620498013	9,423.679701704526	13,640.252474784296	11,015.774954070048	11,900.941519251955	13,042.216155209666	13,720.822676411432	14,878.523819474778	17,148.743137871155	15,801.400761101631	17,538.802784144023	20,303.902524619523	26,132.222381805652	21,399.45082052804	27,024.858741023207	33,786.402852732324	39,827.40919795303
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Price Return Index
Accumulated Value	10,000	10,000				10,779.224291121023	11,032.321526816244
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Custom Blended Index
Accumulated Value			10,000	10,000	10,193.55255026106			10,788.171136245042		10,712.13995485323	9,258.337734193768	9,290.146288799026	12,005.62539322956	10,160.531964398035	10,739.52363112168	11,799.044562439898	11,540.933810390203	12,148.830116674892	14,059.28454271755	12,764.259264833929	13,647.535126772123	15,876.220305638657	17,937.803242477443	15,446.994130676328	17,856.915632879885	20,200.21016602536	22,692.150203880225
Custom Blended Index 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Custom Blended Index
Accumulated Value	$ 10,000	$ 10,000				$ 10,544.792752678715	$ 10,751.083780173061
Custom Blended Index 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Custom Blended Index
Accumulated Value			10,000	10,000	10,218.898862007143			10,933.943932630604		10,817.621344633932	9,224.67033466162	9,282.756770736605	12,338.617631066712	10,288.45909213272	10,924.13007492349	12,059.668799480718	11,894.830785557046	12,593.937321952544	14,689.06545291277	13,270.357147922188	14,299.83610628319	16,798.081051198475	19,477.28798472062	16,535.929581289936	19,459.805973290873	22,434.333447526205	25,473.152934795962
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Corporate High Yield 1% Issuer Capped Index
Accumulated Value			10,000	10,000	10,158.280509650212			10,314.528524795978		11,720.89407191046	8,855.578562276656	9,168.45568527526	12,600.194363468536	9,663.876221095354	10,402.433912196286	12,321.282798850734	10,676.058485060103	11,257.987068275082	14,079.494655028919	11,768.778343790684	12,227.868040306199	15,007.385811518265	15,781.729834852113	14,028.182701709105	15,916.229348973833	17,225.267249846547	18,709.232264414346
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Index
Accumulated Value			10,000	10,000	10,299.232171497857			11,329.68571695714		11,205.381252358426	8,956.71809217641	9,162.665061948615	13,635.50588946493	10,691.04650617048	11,593.451298413735	12,983.168046179233	13,243.795811612243	14,435.1248559196	17,063.274923765523	15,318.364000577205	16,941.90060183616	20,640.296704087945	26,100.68529167449	21,108.426410893586	26,708.333429881015	33,254.819279450865	39,029.78660648305
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Growth Index
Accumulated Value			10,000	10,000	10,480.386997030639			11,835.314454982954		10,707.64876294028	8,512.863381420242	8,386.873329318027	13,942.699775609	10,820.406391886905	11,966.233788798294	13,731.645030385644	14,443.310179353206	15,957.718405865893	18,728.54173583614	16,929.989847135646	18,919.529696263544	25,937.719006850544	33,095.63366868488	23,452.599285683522	33,461.72941785838	44,623.301269888274	52,905.55028284167
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Value Index
Accumulated Value			10,000	10,000	10,116.255104832666			10,817.269422839418		11,734.045217297835	9,426.354880012466	10,001.87981933255	13,337.448491101475	10,514.14085442011	11,148.365556423463	12,234.799439309727	11,886.94357629924	12,750.196199735596	15,482.079529115694	13,515.686078959206	14,778.282175724102	15,914.905360716175	19,919.15712294355	18,417.680826682023	20,528.844803804564	23,478.490876325603	27,213.05286562562
S&P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P SmallCap 600 Index
Accumulated Value			$ 10,000	$ 10,000	$ 10,241.803589679586			$ 10,511.689387431208		$ 12,655.57525645638	$ 8,520.439191843843	$ 8,819.486513357462	$ 14,330.471942939403	$ 9,351.544482286097	$ 10,235.239384381915	$ 13,114.99765077984	$ 10,161.111983761215	$ 11,125.343859323373	$ 16,102.854430294357	$ 10,628.702118398056	$ 11,794.643870944452	$ 17,920.400663343375	$ 22,726.55967551317	$ 19,067.97082425812	$ 22,128.86721524054	$ 24,053.29741115045	$ 25,500.34232413235